Earnings per ordinary share	12 Months Ended
Dec. 31, 2021
Earnings per ordinary share [abstract]
Earnings per ordinary share
30

Earnings per ordinary share
Earnings per ordinary share
Weighted average number
of ordinary

shares outstanding
Amount during the period Per ordinary share
(in EUR million) (in millions) (in EUR)
2021 2020 2019 2021 2020 2019 2021 2020 2019
Basic earnings 5,951 2,250 3,903 3,888.5 3,898.9 3,894.8 1.53 0.58 1.00
Basic earnings from continuing
operations
5,951 2,250 3,903 1.53 0.58 1.00
Effect of dilutive instruments:
Stock option and share plans 2.2 2.2 0.5
2.2 2.2 0.5
Diluted earnings
5,951 2,250 3,903 3,890.7 3,901.1 3,895.3 1.53 0.58 1.00
Diluted earnings from
continuing operations
5,951 2,250 3,903 1.53 0.58 1.00
Earnings per ordinary share is calculated on the basis of the weighted average number of ordinary shares outstanding. In calculating the weighted average number of ordinary shares outstanding,

own shares held by
group companies (including share buyback programme) are deducted from the total number of ordinary shares in issue.
Dilutive instruments
Diluted earnings per share is calculated as if the stock options and share plans outstanding at the end of the
period had been exercised at the beginning of the period and assuming that the cash received from dilutive
instruments (if any)

is used to buy own shares against the average market price during the period. The net increase in the number of shares resulting from exercising stock options and share plans is added to the average number of shares used for the calculation of diluted earnings per share. In

2021, the effect of dilutive
instruments no longer includes stock options. The stock option scheme was terminated in 2020.